Subsequent Event	12 Months Ended
Mar. 31, 2017
Subsequent Event [Abstract]
Subsequent Events [Text Block]

16. Subsequent Event

On April 1, 2017, the Company and David J. Truitt entered into a Share Purchase agreement to buy David’s 50% ownership interest in Truitt Bros., Inc. (“TBI”). With this transaction, the Company now owns 100% of TBI which it retains as a wholly owned subsidiary and will be consolidated in all future reporting periods. The Company had owned a 50% interest in TBI for the past three years which was recorded as an equity investment.